Nature of the Business	12 Months Ended
Dec. 31, 2024
Nature Of Business
Nature of the Business
1. Nature of the Business
Pulmatrix, Inc. (the “Company”) was incorporated in 2013 as a Delaware corporation. The Company is a biopharmaceutical company that has focused on the development of a novel inhaled therapeutic products intended to prevent and treat migraine and respiratory diseases with important unmet medical needs using its patented iSPERSE™ technology. The Company’s proprietary dry powder delivery platform, iSPERSE™, is engineered to deliver small, dense particles with highly efficient dispersibility and delivery to the airways, which can be used with an array of dry powder inhaler technologies and can be formulated with a variety of drug substances.
Agreement and Plan of Merger and Reorganization
After a comprehensive review of strategic alternatives, including identifying and reviewing potential candidates for a strategic transaction, on November 13, 2024, Pulmatrix entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”), by and among Pulmatrix, PCL Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of Pulmatrix (“Merger Sub I”), PCL Merger Sub II, LLC, a Delaware limited liability company and a wholly owned subsidiary of Pulmatrix (“Merger Sub II” and together with Merger Sub I, “Merger Subs”) and Cullgen Inc., a Delaware corporation (“Cullgen”), pursuant to which, and subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, among other things, Merger Sub I will merge with and into Cullgen, with Cullgen surviving the merger as the surviving corporation (the “First Merger”) and as part of the same overall transaction, Cullgen will merge with and into Merger Sub II, with Merger Sub II continuing as a wholly owned subsidiary of Pulmatrix and the surviving corporation of the merger (the “Second Merger” and together with the First Merger, the “Merger”).
In addition, prior to the closing of the Merger (the “Closing”), Pulmatrix may declare a cash dividend to the pre-First Merger Pulmatrix stockholders equal in the aggregate to Pulmatrix’s reasonable, good faith approximation of the amount by which Pulmatrix’s net cash (as determined pursuant to the Merger Agreement) will exceed $2.5 million, subject to certain adjustments and limitations (such excess amount, the “Cash Dividend”).
Subject to the terms and conditions of the Merger Agreement, at the Closing, (a) each then-outstanding share of Cullgen common stock will be converted into the right to receive a number of shares of Pulmatrix common stock calculated in accordance with the Merger Agreement (the “Exchange Ratio”), (b) each then-outstanding share of Cullgen preferred stock will be converted into the right to receive a number of shares of Pulmatrix common stock equal to the number of shares of Cullgen common stock issuable upon conversion of each share of Cullgen preferred stock multiplied by the Exchange Ratio and (c) each then-outstanding option to purchase Cullgen common stock will be assumed by Pulmatrix, subject to adjustment as set forth in the Merger Agreement. Under the terms of the Merger Agreement, prior to the Closing, the board of directors of Pulmatrix (the “Board”) will accelerate the vesting of all equity awards of Pulmatrix then outstanding but not then vested or exercisable, and cancel each option to acquire shares of Pulmatrix’s common stock with an exercise price per share greater than $10.00 per share, in each case, in accordance with the terms of the Merger Agreement. At the Closing, each option to acquire shares of Pulmatrix common stock with an exercise price less than or equal to the Pulmatrix Closing Price will be converted into the right to receive a number of shares of Pulmatrix common stock calculated in accordance with the Merger Agreement.
Under the Exchange Ratio formula in the Merger Agreement, upon the Closing, on a pro forma basis and based upon the number of shares of Pulmatrix common stock expected to be issued in the Merger, pre-First Merger Cullgen stockholders will own approximately 96.4% of the combined company and pre-First Merger Pulmatrix stockholders will own approximately 3.6% of the combined company on a fully-diluted basis (excluding out-of-the-money options and warrants and any shares reserved for future grants under Pulmatrix’s equity incentive plans). Under certain circumstances further described in the Merger Agreement, the ownership percentages may be adjusted upward or downward based on Pulmatrix’s net cash at the Closing.
The Exchange Ratio assumes (i) a valuation for Pulmatrix of $10.5 million and (ii) a valuation for Cullgen of $280.0 million. The Exchange Ratio is also based on the relative capitalization of each of Pulmatrix and Cullgen, for which, for the purposes of calculating the Exchange Ratio, the shares of Pulmatrix common stock underlying Pulmatrix’s stock options outstanding immediately prior to the time of the Closing (the “Effective Time”) with an exercise price per share equal to or less than the Pulmatrix Closing Price (as defined in the Merger Agreement), as adjusted to take into account the Cash Dividend will be deemed outstanding, and all shares of Cullgen common stock underlying outstanding Cullgen’s stock options will be deemed outstanding, subject to certain exceptions as set forth in the Merger Agreement.
The closing of the Merger is subject to approval by Pulmatrix stockholders and Cullgen stockholders, as well as other customary closing conditions, including the effectiveness of a registration statement filed with the SEC in connection with the transaction, Nasdaq’s approval of the listing of the shares of Pulmatrix common stock to be issued in connection with the Merger, and approval from the China Security Regulatory Commission. If the Merger is completed, the business of Cullgen will continue as the business of the combined company.
The Merger Agreement contains certain termination rights of each of Pulmatrix and Cullgen. Upon termination of the Merger Agreement under specified circumstances, Pulmatrix may be required to pay Cullgen a termination fee of $420,000, and in certain other circumstances, Cullgen may be required to pay Pulmatrix a termination fee of either $2,800,000 or $8,400,000. At the Effective Time, the board of directors of Pulmatrix is expected to consist of six members, one of which will be a director of Pulmatrix, as designated by Cullgen, and the remainder of which will be designated by Cullgen.
Concurrent with the Merger, the Company will seek to monetize its intellectual property, including iSPERSE™ and its clinical assets (the “Asset Sale”).
The Company’s future operations are highly dependent on the success of the Merger and there can be no assurances that the Merger will be successfully consummated. There can be no assurance that the strategic review process or any transaction relating to a specific asset, including the Merger and any Asset Sale, will result in the Company pursuing such a transaction, or that any transactions, if pursued, will be completed on terms favorable to Pulmatrix and its stockholders in the existing Pulmatrix entity or any possible entity that results from a combination of entities. If the strategic review process is unsuccessful, and if the Merger is not consummated, the Company’s board of directors may decide to pursue a dissolution and liquidation.